Income Taxes Income tax expense benefit reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (21)					$ 603	$ (50)	$ (25)
Income Tax Reconciliation, State and Local Income Taxes	0					0	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	0					1	(6)	(3)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	4					(1)	(4)	(1)
Branch accounting effect	(23)					(22)	(17)	7
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	0					0	3	3
Valuation Allowance, Amount	(38)					(695)	(76)	(33)
Reorganization and fresh start	0					101	0	0
Income Tax Reconciliation, Other Adjustments	1					27	(1)	3
Bankruptcy costs	1					40	0	0
Effective Income Tax Rate Reconciliation, Change in Permanent Reinvestment Assertion	(5)					(20)	0	0
reserves for uncertain tax positions	5					2	17	(4)
Income Tax Expense (Benefit)	$ 0	$ 6	$ 8	$ 11	$ 4	$ 36	$ 18	$ 13